31-Jul-2012
Principal
Note
Payment
Factor
41,532,640.51
0.244840
0.00
1.000000
0.00
1.000000
0.00
1.000000
41,532,640.51
Interest per
Interest & Principal
per $1000 Face Amount
Interest & Principal
$42,289,881.85
Total
757,241.34
358,600.00
0.733333
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Class A-3 Notes
0.880000%
358,600.00
0.733333
41,568,738.12
120.489096
Class A-2 Notes
0.660000%
272,250.00
0.550000
272,250.00
0.550000
Class A-1 Notes
0.343780%
36,097.61
0.104631
Interest Rate
Interest Payment
$1000 Face Amount
Payment
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
Amount
Percentage
Initial Overcollateralization Amount
267,379,474.41
15.75%
present value of Base Residual Value
1,000,113,898.17
979,909,275.08
970,277,722.25
present value of lease payments
697,529,576.24
536,933,042.18
505,031,954.50
Total Securitization Value
1,697,643,474.41
1,516,842,317.26
1,475,309,676.75
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
0.000000
Total Note Balance
1,430,264,000.00
1,211,266,491.87
1,169,733,851.36
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Class A-3 Notes
489,000,000.00
489,000,000.00
489,000,000.00
0.000000
Class A-2 Notes
495,000,000.00
495,000,000.00
495,000,000.00
Face Amount
Class A-1 Notes
345,000,000.00
126,002,491.87
84,469,851.36
120.384465
Balance
Balance
Balance
Summary
Initial
Beginning
Ending
Principal per $1000
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jul-2012
15-Aug-2012
30/360 Days
30
Interest Period of the Class A-1 Notes (from... to)
16-Jul-2012
15-Aug-2012 Actual/360 Days
5
Record Date
14-Aug-2012
Payment Date
15-Aug-2012
Collection Period (from... to)
1-Jul-2012
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
31-Jul-2012
Determination Date
13-Aug-2012
Amounts in USD
Dates
Collection Period No.
17,133,129.93
Net Sales Proceeds-early terminations (including Defaulted Leases)
Principal Distribution Amount
41,532,640.51
41,532,640.51
0.00
Regular Principal Distribution Amount
41,532,640.51
41,532,640.51
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
757,241.34
757,241.34
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
thereof on Class A-3 Notes
358,600.00
358,600.00
0.00
thereof on Class A-2 Notes
272,250.00
272,250.00
0.00
thereof on Class A-1 Notes
36,097.61
36,097.61
0.00
0.00
Monthly Interest Distributable Amount
757,241.34
757,241.34
0.00
Total Trustee Fee
0.00
0.00
Total Servicing Fee
1,264,035.26
1,264,035.26
0.00
Total Available Funds
53,576,799.18
Distribution Detail
Amount Due
Amount Paid
Shortfall
Reserve Account Draw Amount
0.00
Total Distribution
53,576,799.18
Total Available Collections
53,576,799.18
(9) Excess Collections to Certificateholders
10,022,882.07
Investment Earnings
3,438.26
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
41,532,640.51
Subtotal
53,573,360.92
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Excess mileage included in Net Sales Proceeds
83,285.78
(4) Priority Principal Distribution Amount
0.00
Excess wear and tear included in Net Sales Proceeds
8,028.74
(3) Interest Distributable Amount Class A Notes
757,241.34
Net Sales Proceeds-scheduled terminations
3,669,650.44
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Nonrecoverable Advances to the Servicer
0.00
Lease Payments Received
32,770,580.55
(1) Total Servicing Fee
1,264,035.26
Available Funds
Distributions
Notice to Investors
Net Investment Earnings on the Exchange Note
Collection Account
2,914.12
Investment Earnings for the Collection Period
3,438.26
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
524.14
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
plus Net Investment Earnings for the Collection Period
524.14
minus Net Investment Earnings
524.14
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.888%)
Current Residual Loss / (Gain)
(3,440,293.09)
Cumulative Residual Loss / (Gain)
(15,073,846.37)
Securitization Value of Liquidated Leases BOP
16,678,231.46
Less sales proceeds and other payments received during
Collection Period
20,118,524.55
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.007%
Residual Loss
Current
Current Net Credit Loss / (Gain)
(104,899.53)
Cumulative Net Credit Loss / (Gain)
116,429.36
Less Liquidation Proceeds
784,653.28
Less Recoveries
352,552.05
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,032,305.80
Total
1,475,309,676.75
42,345
100.00%
91-120 Days Delinquent
208,814.83
6
0.01%
61-90 Days Delinquent
474,450.47
13
0.03%
31-60 Days Delinquent
2,546,023.94
70
0.17%
Percentage
Current
1,472,080,387.51
42,256
99.78%
Actual lifetime prepayment speed
0.62%
Delinquency Profile *
Amount **
Number of Leases
Cumulative Turn-in Ratio
61.02%
Proportion of base prepayment assumption realized life to date
166.94%
Weighted Average Seasoning (months)
12.37
17.62
Aggregate Base Residual Value
1,139,551,610.25
1,073,326,099.42
Weighted Average Securitization Rate
6.66%
6.65%
Weighted Average Remaining Term (months)
25.04
19.68
42,345
Pool Factor
86.90%
As of Cutoff Date
Current
Gross Losses
1,312,243.64
Securitization Value end of Collection Period
1,475,309,676.75
Terminations- Scheduled
2,999,212.34
Repurchase Payment (excluding interest)
0.00
Principal portion of lease payments
23,822,103.25
Terminations- Early
13,399,081.28
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
1,516,842,317.26
42,994
Pool Statistics
Pool Data
Amount
Number of Leases